Other Accrued Liabilities (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013
Successor [Member]
Balance Sheet Components [Line Items]
Compensation and other employee-related costs	$ 153.0	$ 168.0
Current portion of long-term employee benefit plans	12.4	13.3
Restructuring	48.5	98.4	0.5
Discounts, rebates, and warranties	68.6	65.0
Income taxes payable	20.8	25.1
Derivative liabilities	1.5	1.2
Other	100.0	101.7
Total	$ 404.8	$ 472.7